PROPERTY AND EQUIPMENT - Property and Equipment - Net (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment-gross	$ 33,259		$ 32,169	$ 25,188
Less: accumulated depreciation	(19,658)		(13,782)	(6,191)
Property, Plant and Equipment, Net, Total	13,601		18,387	18,997
Depreciation and amortization expense	6,525	$ 5,754	8,087	4,204
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment-gross	13,502		13,358
Property, Plant and Equipment, Net, Total			13,358	8,306
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment-gross	895		895
Property, Plant and Equipment, Net, Total			895	875
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment-gross	1,089		1,089
Property, Plant and Equipment, Net, Total			1,089	1,045
Tooling
Property, Plant and Equipment [Line Items]
Property and equipment-gross	1,823		1,823
Property, Plant and Equipment, Net, Total			1,823	1,303
Software
Property, Plant and Equipment [Line Items]
Property and equipment-gross	1,235		954
Property, Plant and Equipment, Net, Total			954	302
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment-gross	13,870		13,880
Property, Plant and Equipment, Net, Total			13,880	13,357
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment-gross	845		170
Property, Plant and Equipment, Net, Total			170
PPE not including acquired technology or capitalized software
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 5,900	$ 5,300	$ 7,600	$ 4,100